Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Business Segment Information Details 1
Hong Kong	$ 1,126	$ 1,159
The PRC	9,168	10,558
Total property, plant and equipment	$ 10,294	$ 11,717